Herzfeld Caribbean Basin Fund, Inc.
Schedule of Investments as of March 31, 2024 (Unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks –	103.20% of net assets

Aerospace and Defense – 1.75%
129,206	Aersale Corp.*	$ 927,699
Airlines – 3.19%
16,250	Copa Holdings, S.A.	1,692,600
Banking and finance – 18.21%
70,089	Banco Latinoamericano de Comercio Exterior, S.A.	2,076,036
16,956	Evertec, Inc.	676,544
150,604	First BanCorp. (Puerto Rico)	2,641,594
47,454	OFG Bancorp	1,746,782
28,523	Popular, Inc.	2,512,591
Communications – 0.88%
10,698	América Móvil, S.A.B. de C.V. Class B ADR	199,625
209,144	América Móvil, S.A.B. de C.V.	196,007
479,175	Fuego Enterprises, Inc.*[1]	20,652
207,033	Grupo Radio Centro S.A.B. de C.V.*	49,815
Construction and related – 17.87%
270,581	Cemex, S.A.B. de C.V. ADR*	2,437,935
20	Ceramica Carabobo Class A ADR*[1]	-
3,840	Martin Marietta Materials, Inc.	2,357,530
34,872	MasTec, Inc.*	3,251,814
5,219	Vulcan Materials Company	1,424,369
Food, beverages and tobacco – 6.05%
652,525	Becle, S.A.B. de C.V.	1,538,659
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	245,160
10,899	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,419,812
Housing – 3.07%
9,450	Lennar Corporation	1,625,211
Investment companies - 0.05%
70,000	Waterloo Investment Holdings Ltd.*[1]	24,500
Leisure – 25.54%
76,208	Carnival Corporation*	1,245,239
11,174	Marriott Vacations Worldwide Corporation	1,203,775
207,207	Norwegian Cruse Line Holdings Ltd.*	4,336,843
202,058	Playa Hotels and Resorts N.V.*	1,959,963
74,759	OneSpaWorld Holdings Ltd.*	989,062
27,348	Royal Caribbean Cruises Ltd.*	3,801,645
Machinery - 1.34%
392,076	Grupo Rotoplas S.A.B. de C.V.	710,606
Mining - 1.31%
117,872	Grupo México, S.A.B. de C.V. Series B	695,780
Oil & Gas Services & Equipment - 3.88%
129,000	SBM Offshore N.V.	2,058,155
Real Estate Owners & Developers - 2.84%
38,412	Corporacion Inmobilaria Vesta SAB de CV ADR	1,507,287
Retail - 3.47%
14,270	Grupo Elektra, S.A.B. de C.V. Series CPO	989,231
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	847,251

Herzfeld Caribbean Basin Fund, Inc.
Schedule of Investments as of March 31, 2024 (Unaudited)(Continued)
Transportation infrastructure - 2.27%
3,775	Grupo Aeroportuario ADR	1,203,017
Trucking and marine freight – 0.83%
137	Seaboard Corporation	441,677
Utilities - 9.86%
23,200	Caribbean Utilies Ltd. Class A	272,600
6,092	Consolidated Water Company Ltd.	178,557
700	Cuban Electric Company*[1]	-
34,697	NextEra Energy, Inc.	2,217,485
83,602	New Fortress Energy, Inc., Class A	2,557,385
Other – 0.79%
55,921	Margo Caribe, Inc.*	419,408
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	-

Total common stocks	(cost $36,713,805)	54,699,901

Bonds – 0.00% of net assets	Republic of Cuba - 4.5%, 1977 - in default*[1]
$165,000		-

Total bonds	(cost $63,038)	-

Money Market Funds – 0.33%
174,262	Federated Hermes Government Obligations Fund,
	Institutional Class, 5.19%[2]	174,262

Total money market funds	(cost $174,262)	174,262

Total investments	(cost $36,951,105) – 103.53% of net assets	$ 54,874,163

Liabilities in excess of other assets -	(3.53)% of net assets	(1,869,286)

Net assets -	100%	$ 53,004,877

[1] Securities have been fair valued in good faith, by the Adviser as "valuation designee", using fair value methodology approved by the Board of Directors. Fair valued securities comprised 0.09% of net assets.
[2] Rate disclosed is the seven day effective yield as of March 31, 2024.

* Non-income producing